Equity-Accounted Investees - Narrative (Detail) - USD ($) shares in Millions, $ in Millions							3 Months Ended	12 Months Ended			36 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Mar. 04, 2024	Dec. 21, 2023	May 02, 2023	Dec. 13, 2016	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2026
Other disposals of assets | Galiano Gold Inc. (formerly Asanko Gold Inc.)
Disclosure of equity-accounted investees [line items]
Number of shares in equity accounted investees			28.5
Canadian Subsidiary
Disclosure of equity-accounted investees [line items]
Group beneficial interest					100.00%
Windfall Project
Disclosure of equity-accounted investees [line items]
Interest in joint venture					50.00%
Asanko Gold
Disclosure of equity-accounted investees [line items]
Interest in joint venture				45.00%				45.00%
Additional royalties percentage				1.00%
Asanko Gold | Other disposals of assets
Disclosure of equity-accounted investees [line items]
Portion of consideration paid received consisting of cash and cash equivalents			$ 65
Asanko Gold | Galiano Gold Inc. (formerly Asanko Gold Inc.)
Disclosure of equity-accounted investees [line items]
Number of shares in equity accounted investees								28.5
Asanko Gold | Forecast
Disclosure of equity-accounted investees [line items]
Consideration paid (received)	$ 30	$ 25		$ 30			$ 85				$ 170
Additional royalties percentage				1.00%
Portion of consideration paid received consisting of cash and cash equivalents							$ (65)
Gruyere Gold project
Disclosure of equity-accounted investees [line items]
Percentage of ownership in joint operation						50.00%
Asanko Gold Ghana Limited
Disclosure of equity-accounted investees [line items]
Interest in joint venture								45.00%
Government ownership percentage								10.00%
Shika Group Finance Limited
Disclosure of equity-accounted investees [line items]
Interest in joint venture								50.00%
Adansi Gold Company Ghana Limited
Disclosure of equity-accounted investees [line items]
Interest in joint venture								50.00%
Far Southeast Gold Resources Incorporated (“FSE”)
Disclosure of equity-accounted investees [line items]
Interest in joint venture								40.00%	40.00%	40.00%
Remaining percentage of ownership not yet exercised								20.00%
Lepanto Consolidated Mining Company
Disclosure of equity-accounted investees [line items]
Interest in joint venture								60.00%
Lepanto Consolidated Mining Company | Far Southeast Gold Resources Incorporated (“FSE”)
Disclosure of equity-accounted investees [line items]
Interest in joint venture										60.00%
Asanko Gold | Forecast
Disclosure of equity-accounted investees [line items]
Consideration paid (received)											$ 170